Personnel expenses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Disclosure Of Personnel Expenses Explanatory [Abstract]
Amount of charges related to severance and other expenses	$ 486	$ 1,963	$ 457